S000048311 [Member] Investment Objectives and Goals - iShares Future Exponential Technologies ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® FUTURE EXPONENTIAL TECHNOLOGIES ETF Ticker: XTStock Exchange: Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Future Exponential Technologies ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of developed and emerging market companies that create or use exponential technologies.